Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Credit Cards (Detail) - Retail [member] - Credit cards [member] - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 870	$ 1,201	$ 875	$ 1,246
Provision for credit losses
Originations	2	1	6	3
Maturities	(9)	(9)	(17)	(19)
Changes in risk, parameters and exposures	15	25	84	58
Write-offs	(126)	(121)	(238)	(227)
Recoveries	43	40	84	77
Exchange rate and other		(2)	1	(3)
Balance at end of period	795	1,135	795	1,135
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	226	353	233	364
Provision for credit losses
Transfers to Stage 1	129	152	275	378
Transfers to Stage 2	(28)	(28)	(51)	(58)
Transfers to Stage 3			(1)	(2)
Originations	2	1	6	3
Maturities	(2)	(2)	(3)	(4)
Changes in risk, parameters and exposures	(159)	(149)	(291)	(354)
Exchange rate and other	1	(1)	1	(1)
Balance at end of period	169	326	169	326
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	644	848	642	882
Provision for credit losses
Transfers to Stage 1	(129)	(152)	(275)	(378)
Transfers to Stage 2	28	28	51	58
Transfers to Stage 3	(81)	(76)	(151)	(136)
Maturities	(7)	(7)	(14)	(15)
Changes in risk, parameters and exposures	172	168	373	399
Exchange rate and other	(1)			(1)
Balance at end of period	626	809	626	809
Impaired Stage three [member]
Provision for credit losses
Transfers to Stage 3	81	76	152	138
Changes in risk, parameters and exposures	2	6	2	13
Write-offs	(126)	(121)	(238)	(227)
Recoveries	$ 43	40	$ 84	77
Exchange rate and other		$ (1)		$ (1)